Loans and Debentures (Schedule of Classification Based on Currencies and Interest Rates) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Debentures	$ 73,006	$ 75,476
Loans from banks and others	540,411	508,061
Total	622,258	586,470
In Shekels [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	81,847	78,409
Loans from banks and others	$ 540,411	$ 508,061
In Shekels [Member] | Weighted average [member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	4.45%
In Shekels [Member] | Weighted average [member] | Loans from financial institutions (including financing lease) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	4.70%